Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Hartford Long/Short Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Long/Short Global Equity Fund
Supplement [Text Block]	hmfic_SupplementTextBlock

SEPTEMBER 11, 2018

SUPPLEMENT TO

hartford ALTERNATIVE funds PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH AUGUST 9, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(1)

At a meeting held on August 7-8, 2018, the Board of Directors of The Hartford Mutual Funds, Inc. approved a reduction to the management fee schedule and changes to certain expense reimbursement arrangements for Hartford Long/Short Global Equity Fund effective November 1, 2018. Effective November 1, 2018, the management fee of Hartford Funds Management Company, LLC (“HFMC”) set forth in the investment management agreement with respect to Hartford Long/Short Global Equity Fund will be as follows: 1.2500% of the first $1 billion, 1.2400% of the next $1 billion, and 1.2300% in excess of $2 billion annually of the Fund’s average daily net assets. In addition, effective November 1, 2018, HFMC has also contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses for Hartford Long/Short Global Equity Fund as follows: 1.75% (Class A), 1.75% (Class T), 2.50% (Class C), 1.50% (Class I), 1.50% (Class Y) and 1.50% (Class F). This contractual arrangement will remain in effect until February 29, 2020 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Supplement One [Text Block]	hmfic_SupplementOneTextBlock	This Supplement should be retained with your Statutory Prospectus for future reference.